Deferred tax assets (Tables)	12 Months Ended
Dec. 31, 2024
Deferred tax assets.
Schedule of deferred tax assets

	As of December 31,
(in thousands of euros)	2022	2023	2024
Tax credits	—	225	217
Deferred tax assets	—	225	217